INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 13,009	$ 7,907
Domestic [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	7,855	8,683
Foreign [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 5,154	$ (776)